CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (11,497,357)	$ (10,672,949)	$ (25,360,213)	$ (13,562,641)
operating activities
Depreciation and amortization	118,068	129,257	200,807	242,987
Issuance of common stock for services	153,000	202,820	23,344	0
Issuance of common stock warrants for services	71,220	0	202,820	1,045,000
Stock based compensation- warrants	0	2,194,257
Stock based compensation- stock option grants	636,651	302,849	1,028,522	1,702,085
Right of use, net	(11,203)	0	(1,493)	422
Amortization of debt discount to interest expense	7,272,911	4,198,105	13,722,672	5,662,690
CASH FLOWS FROM OPERATING ACTIVITIES:
Provision on loss on accounts receivable	0	634
Accounts receivable- related party	(119,210)	0
Other long-term assets	0	11,413	(11,413)	11,414
Accounts payable - trade and accrued expenses	2,353,901	386,261	797,337	218,018
NET CASH (USED IN) OPERATING ACTIVITIES	(1,022,019)	(3,247,353)	(6,850,699)	(3,913,803)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of research and development equipment	(826,956)	(34,967)	(299,525)	(70,134)
NET CASH (USED IN) INVESTING ACTIVITIES:	(826,956)	(34,967)	(299,525)	(70,134)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes payable	0	14,209,000	14,209,000	5,639,500
Repayment from Simple Agreements for Future Equity			(253,800)	0
Proceeds from issuance of shares related to debt settlement			0	125,000
Payments for issuance costs from notes payable	0	(727,117)	(727,117)	(479,965)
Proceeds from Simple Agreements for Future Equity	0	340,000	340,000	785,000
Proceeds from note payable - PPP	0	205,633	205,633	226,170
Proceeds from issuance of common stock for stock options exercise	11,344	0
Proceeds from issuance of common stock for warrant exercise	766,486	653,204	1,313,203	85,575
NET CASH PROVIDED BY FINANCING ACTIVITIES	777,830	14,680,720	15,110,263	6,381,280
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(1,071,145)	11,398,400	7,960,039	2,397,343
CASH AND CASH EQUIVALENTS, beginning of period	12,258,218	4,298,179	4,298,179	1,900,836
CASH AND CASH EQUIVALENTS, end of period	11,187,073	15,696,579	12,258,218	4,298,179
Adjustments to reconcile net loss to net cash (used in) operating activities
Interest paid	0	0	18,800	0
Taxes paid	0	0	0	1,922
Non-cash investing and financing activities:
Stock based compensation - warrants			2,547,436	0
Beneficial conversion feature	0	9,769,683	9,769,683	3,766,074
Issuance of warrants for services related to debt offering	0	1,667,281	1,667,281	975,326
Cashless warrant exercise (fair value)	0	493,601	515,975	111,554
Conversion of debt	14,209,000	713,775	5,638,275	4,245,448
Conversion of accrued interest	1,136,720	58,430	460,185	351,089
Loss on sale of assets			0	4,663
(Gain) on debt settlement			0	117,200
Loss related to issuance of shares for debt settlement			0	825,000
Changes in operating assets and liabilities:
Accounts receivable			0	63,049
Prepaid expenses			0	6,435
Inventory			0	7,103
Other long term assets	$ 0	$ (11,413)	11,413	(11,414)
Non-cash investing and financing activities:
Beneficial conversion feature			9,769,683	3,766,074
Issuance of warrant to debt holders			4,439,317	1,824,998
Cashless stock options exercise (fair value)			0	18,298
Issuance of shares and warrants for conversion of Simple Agreements for Future Equity			$ 1,427,141	$ 0